Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY
Allowance for Doubtful Accounts Receivable	$ 663,121	4,131,311	4,075,162
Payables and accrued expenses	38,296,991	238,594,085	171,610,885	10,128,878	63,103,923	72,956,998
Advances from distributors	15,002,681	93,468,209	82,327,669	15,002,681	93,468,209	82,327,669
Due to a related party	96,139	598,953	540,345
Deferred revenue	78,012,311	486,024,501	529,204,385	75,485,066	470,279,509	518,363,112
Tax payable	7,724,107	48,121,958	38,561,157	701,750	4,371,971	64,733
Unrecognized tax benefit	7,637,111	47,579,967	44,451,522	1,030,273	6,418,702	5,911,803
Deferred tax liabilities	18,022,606	112,282,639	148,219,632	401,318	2,500,250	1,650,000
Deferred tax liabilities	$ 5,186,382	32,311,676	14,882,313			14,869,840
Ordinary shares, par value	$ 0.0000002
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	273,110,626	273,110,626	273,110,626
Ordinary shares, outstanding	239,252,672	239,252,672	235,234,959